Cash Reserve [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CASH RESERVE | Dollar Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.90%	2.93%	1.86%